SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 10.5%

Agency - 1.9%

FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	671,862	3.36	5/28/35	661,113

FNMA REMICS, Series 2001-W2, Class AS5 [14]	4,118	6.47	10/25/31	4,246

Small Business Administration, Series 2000-20D	25,669	7.47	4/1/20	25,931

Small Business Administration, Series 2006-20D, Class 1	258,694	5.64	4/1/26	275,387

Small Business Administration, Series 2007-20B, Class 1	206,790	5.49	2/1/27	220,531

Small Business Administration, Series 2007-20J, Class 1	300,355	5.57	10/1/27	321,379

				1,508,587

Non-Agency - 8.6%

Aegis Asset Backed Securities Corp., Series 2003-2, Class M1, 1 Mo. Libor + 1.13% [1]	747,206	3.53	11/25/33	748,709

Bayview Opportunity Master Fund, Series 2017-SPL5, Class A 1, [4]	400,071	3.50	6/28/57	407,251

Bear Stearns Asset Backed Securities I Trust, Series 2005-AQ2, Class A3, 1 Mo. Libor + 0.36% [1]	81,430	2.76	9/25/35	81,419

Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	107,814

Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	330,837

Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	3,575	5.17	9/25/34	3,602

CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	2,382	4.56	10/20/32	2,389

Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	130,963	5.12	2/25/35	132,090

Credit Acceptance Auto Loan Trust, Series 2018-2A, Class B [4]	500,000	3.94	7/15/27	514,852

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-AGE1, Class M3, 1 Mo. Libor + 0.65% [1]	257,774	3.05	2/25/32	257,544

GSAMP Trust, Series 2004-FM1, Class M1, 1 Mo. Libor + 0.98% [1]	192,862	3.38	11/25/33	192,580

Home Equity Mortgage Loan Asset-Backed Trust, Series 2003-A, Class AV2, 1 Mo. Libor + 0.86% [1]	371,467	3.26	10/25/33	370,152

Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1, 1 Mo. Libor + 0.86% [1]	322,275	3.26	6/25/34	321,981

Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	341,444	2.75	1/25/61	342,787

New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	4,263	5.05	11/25/33	4,366

NovaStar Mortgage Funding Trust, Series 2004-2, Class M2, 1 Mo. Libor + 1.02% [1]	44,812	3.42	9/25/34	45,329

OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A3 [4]	779,340	2.82	6/10/21	780,056

OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A4 [4]	940,000	3.30	5/10/24	953,098

OSCAR US Funding Trust VII, LLC, Series 2017-2A, Class A3 [4]	880,000	2.45	12/10/21	879,409

OSCAR US Funding Trust VIII, LLC, Series 2018-1A, Class A2A [4]	155,614	2.91	4/12/21	155,724

OSCAR US Funding Trust VIII, LLC, Series 2018-1A, Class A2B, 1 Mo. Libor + 0.49% 1, [4]	444,610	2.90	4/12/21	444,673

				7,076,662

Total Asset-Backed Securities (cost: $8,507,021)				8,585,249

Collateralized Mortgage Obligations - 20.4%

Agency - 12.3%

FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2	95,710	4.22	3/25/20	96,206

FHLMC REMICS, Series 2528, Class KM	35,507	5.50	11/15/22	36,592

FHLMC REMICS, Series 3104, Class BY	125,235	5.50	1/15/26	132,760

FHLMC REMICS, Series 3806, Class JA	322,329	3.50	2/15/26	328,847

FHLMC REMICS, Series 4759, Class NA	896,591	3.00	8/15/44	906,718

FHLMC REMICS, Series 4776, Class QG	911,077	3.00	9/15/42	915,975

FNMA ACES, Series 2009-M1, Class A2	328	4.29	7/25/19	327

FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	492,570	3.91	8/25/43	504,345

FNMA REMICS, Series 2003-52, Class NA	44,401	4.00	6/25/23	44,949

FNMA REMICS, Series 2005-19, Class PA	27,686	5.50	7/25/34	27,952

FNMA REMICS, Series 2005-68, Class PC	6,827	5.50	7/25/35	6,912

FNMA REMICS, Series 2008-65, Class CD	11,569	4.50	8/25/23	11,574

FNMA REMICS, Series 2009-13, Class NX	56,125	4.50	3/25/24	56,184

FNMA REMICS, Series 2009-71, Class MB	42,818	4.50	9/25/24	44,102

FNMA REMICS, Series 2009-88, Class DA	2,117	4.50	10/25/20	2,121

See accompanying notes to schedule of investments.

JUNE 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

FNMA REMICS, Series 2012-19, Class GH	33,655	3.00	11/25/30	34,047

FNMA REMICS, Series 2013-74, Class AD	159,878	2.00	7/25/23	159,391

FNMA REMICS, Series 2017-97, Class DP	1,053,447	3.50	10/25/46	1,083,181

FNMA REMICS, Series 2018-1, Class TE	672,563	3.50	3/25/44	692,293

FNMA REMICS, Series 2018-25, Class AG	728,638	3.50	4/25/47	758,294

FREMF Multifamily Aggregation Risk Transfer Trust, Series 2017-KT01, Class A, 1 Mo. Libor + 0.32% [1]	1,000,000	2.72	2/25/20	999,777

FRESB Mortgage Trust, Series 2018-SB45, Class A5H, 1 Mo. Libor + 2.96% [1]	947,669	2.96	11/25/37	968,305

FRESB Mortgage Trust, Series 2018-SB46, Class A5H, 1 Mo. Libor + 2.89% [1]	880,672	2.89	12/25/37	894,780

GNMA, Series 2011-29, Class JA	10,222	4.50	4/20/40	10,238

NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A, 1 Mo. Libor + 0.45% [1]	298,720	2.87	10/7/20	299,176

NCUA Guaranteed Notes Trust, Series 2010-R3, Class 2A, 1 Mo. Libor + 0.56% [1]	1,029,041	2.98	12/8/20	1,032,464

Vendee Mortgage Trust, Series 1993-1, Class ZB	68,428	7.25	2/15/23	73,330

				10,120,840

Non-Agency - 8.1%

COLT Mortgage Loan Trust, Series 2017-2, Class A2A 1, [4]	147,963	2.57	10/25/47	147,679

COLT Mortgage Loan Trust, Series 2019-1, Class A1 1, [4]	453,841	3.71	3/25/49	460,984

GSR Mortgage Loan Trust, Series 2005-5F, Class 8A1, 1 Mo. Libor + 0.50% [1]	41,062	2.90	6/25/35	38,827

JPMorgan Mortgage Trust, Series 2019-1, Class A6 1, [4]	564,416	4.00	5/25/49	570,300

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1 [1]	198,681	4.66	11/21/34	206,253

MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	69,708	6.25	6/25/33	74,634

MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	100,699	5.50	7/25/33	107,965

MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	102,381	5.50	12/25/33	105,564

MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	40,000	5.35	11/25/35	41,531

New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	590,572	4.00	3/25/57	608,175

New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	632,876	4.00	4/25/57	658,551

New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% 1, [4]	281,044	3.90	6/25/57	285,769

New Residential Mortgage Loan Trust, Series 2017-6A, Class A1 1, [4]	210,185	4.00	8/27/57	218,166

New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A 1, [4]	423,357	4.00	12/25/57	438,945

New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1 Mo. Libor + 0.75% 1, [4]	782,243	3.15	1/25/48	781,699

Prime Mortgage Trust, Series 2004-CL1, Class 1A1	74,018	6.00	2/25/34	79,016

RAAC Trust, Series 2004-SP3, Class AI5 [1]	414	4.89	12/25/32	422

Sequoia Mortgage Trust, Series 2012-2, Class B1 [1]	629,088	4.22	4/25/42	655,031

Sequoia Mortgage Trust, Series 2017-4, Class A4 1, [4]	355,240	3.50	7/25/47	360,902

Sequoia Mortgage Trust, Series 2018-3, Class A4 1, [4]	631,694	3.50	3/25/48	641,351

Structured Asset Securities, Corp. Mtg Pass-Through Certificates, Series 2003-22A, Class 3A [1]	75,058	4.63	6/25/33	77,043

WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A, US FED + 1.25% [1]	69,019	2.35	2/27/34	68,748

WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	17	5.50	8/25/19	17

				6,627,572

Total Collateralized Mortgage Obligations (cost: $16,556,731)				16,748,412

Corporate Bonds - 25.3%

Anheuser-Busch InBev Worldwide, Inc.	750,000	4.15	1/23/25	812,418

Arrow Electronics, Inc.	1,000,000	3.25	9/8/24	990,587

Assured Guaranty US Holdings, Inc.	800,000	5.00	7/1/24	871,832

Brown & Brown, Inc.	1,000,000	4.20	9/15/24	1,056,160

Cantor Fitzgerald LP [4]	1,000,000	4.88	5/1/24	1,031,424

Comcast Corp.	400,000	3.38	2/15/25	418,758

CommonSpirit Health	600,000	2.95	11/1/22	605,860

Credit Suisse Group Funding Guernsey, Ltd. [4]	400,000	3.75	3/26/25	417,756

CVS Health Corp.	900,000	4.10	3/25/25	949,221

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Doric Nimrod Air Finance Alpha 2012-1 Trust [4]	438,220	5.13	11/30/22	456,257

Duke Energy Florida, LLC	1,000,000	1.73	9/1/22	986,093

Equifax, Inc., 3 Mo. Libor + 0.87% [1]	800,000	3.39	8/15/21	797,919

Goldman Sachs Group, Inc., 3 Mo. Libor + 1.00% [1]	150,000	3.58	7/24/23	150,255

Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A	724,182	3.90	1/15/26	736,711

HSBC Holdings, PLC, 3 Mo. Libor + 1.00% [1]	700,000	3.52	5/18/24	701,864

Kraft Heinz Foods Co. [4]	1,000,000	4.88	2/15/25	1,031,477

Liberty Mutual Insurance Co. (Subordinated) [4]	700,000	8.50	5/15/25	882,731

Manufacturers & Traders Trust Co. (Subordinated), 3 Mo. Libor + 0.64% [1]	900,000	3.16	12/1/21	897,644

Marathon Petroleum Corp.	650,000	5.38	10/1/22	659,970

Massachusetts Mutual Life Insurance Co. (Subordinated) [4]	750,000	7.50	3/1/24	896,253

Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% 1, [4]	725,000	4.70	12/15/24	724,645

RenaissanceRe Finance, Inc.	500,000	3.70	4/1/25	520,210

Sherwin-Williams Co.	800,000	3.30	2/1/25	811,879

Silversea Cruise Finance, Ltd. [4]	800,000	7.25	2/1/25	859,760

TCF National Bank (Subordinated), 3 Mo. Libor + 2.38% [1]	750,000	4.13	7/2/29	750,139

United Airlines 2013-1 Class A Pass Through Trust	847,549	4.30	8/15/25	901,103

US Airways 2012-2 Class A Pass Through Trust	155,507	4.63	6/3/25	167,999

US Airways 2013-1 Class A Pass Through Trust	687,296	3.95	11/15/25	723,804

Total Corporate Bonds (cost: $20,429,808)				20,810,729

Mortgage Pass-Through Securities - 6.6%

Federal Home Loan Mortgage Corporation - 0.9%

Freddie Mac	146,499	3.00	9/1/27	150,016

Freddie Mac	31,489	3.50	7/1/26	32,779

Freddie Mac	206,721	4.00	7/1/26	217,230

Freddie Mac	214,473	4.00	1/1/27	225,416

Freddie Mac	18,076	4.50	12/1/21	18,458

Freddie Mac	10,463	4.50	7/1/26	10,706

Freddie Mac	361	5.00	7/1/19	361

Freddie Mac	14,455	5.00	10/1/25	15,287

Freddie Mac	208	5.50	10/1/19	208

Freddie Mac	4,552	5.50	5/1/20	4,561

Freddie Mac	1,379	5.50	7/1/20	1,382

Freddie Mac	1,252	5.50	12/1/20	1,254

Freddie Mac	14,884	5.50	3/1/21	15,025

Freddie Mac	11,656	5.50	3/1/21	11,826

				704,509

Federal National Mortgage Association - 1.9%

Fannie Mae	376,926	2.50	6/1/23	379,779

Fannie Mae	242,348	3.00	8/1/28	248,027

Fannie Mae	588,702	3.50	1/1/26	607,652

Fannie Mae	17,024	4.00	9/1/24	17,671

Fannie Mae	127,944	4.00	6/1/25	133,079

Fannie Mae	21,405	4.00	10/1/31	22,360

Fannie Mae	114,113	4.50	4/1/25	118,481

Fannie Mae	34,115	4.73	2/1/20	34,295

Fannie Mae	528	5.00	8/1/19	532

Fannie Mae	24,446	5.00	9/1/20	25,013

See accompanying notes to schedule of investments.

JUNE 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Fannie Mae	3,674	5.50	1/1/21	3,695

Fannie Mae	2,454	5.50	10/1/21	2,470

				1,593,054

Government National Mortgage Association - 0.2%

Ginnie Mae, US Treasury + 1.50% [1]	41,713	3.63	4/20/33	43,282

Ginnie Mae, US Treasury + 1.50% [1]	9,166	3.63	4/20/42	9,416

Ginnie Mae	27,005	5.00	12/20/23	28,604

Ginnie Mae	17,820	5.00	9/15/24	18,341

Ginnie Mae	43,950	5.00	6/20/26	47,798

				147,441

Other Federal Agency Securities - 3.6%

Small Business Administration Pools, PRIME - 2.50% [1]	665,730	3.00	5/25/43	663,504

Small Business Administration Pools, PRIME + 0.77% [1]	546,181	6.27	3/25/30	595,835

Small Business Administration Pools, PRIME + 0.79% [1]	1,568,683	6.29	2/25/28	1,701,150

				2,960,489

Total Mortgage Pass-Through Securities (cost: $5,401,726)				5,405,493

Taxable Municipal Bonds - 8.6%

Atlanta Downtown Development Authority [17]	435,000	6.88	2/1/21	457,650

Berks County Industrial Development Authority	270,000	3.20	5/15/21	270,537

Century Housing Corp.	500,000	3.82	11/1/20	503,597

City of Wilkes-Barre PA [17]	1,000,000	3.24	11/15/21	1,028,450

City of Worcester MA [17]	250,000	6.75	11/1/34	265,713

Colorado Housing & Finance Authority	10,000	4.00	11/1/31	10,254

County of Lake IL	500,000	5.13	11/30/27	505,775

Kentucky Higher Education Student Loan Corp.	550,000	3.92	6/1/32	575,531

Massachusetts Educational Financing Authority	415,000	4.00	1/1/32	429,089

Massachusetts Educational Financing Authority	750,000	4.41	7/1/34	815,400

Municipality of Penn Hills PA	500,000	2.60	12/1/25	499,745

New Hampshire Housing Finance Authority	195,000	4.00	7/1/35	198,960

New Hampshire Housing Finance Authority	10,000	4.00	1/1/37	10,273

San Francisco Comm. Facs. Dist. No. 2014-1	375,000	3.03	9/1/23	384,844

San Francisco Comm. Facs. Dist. No. 2014-1	310,000	3.11	9/1/24	318,999

Southern California Public Power Authority	400,000	5.61	7/1/24	427,772

Tennessee Housing Development Agency	105,000	3.50	7/1/31	106,287

Town of Mammoth Lakes CA	225,000	2.75	10/1/22	228,105

Total Taxable Municipal Bonds (cost: $6,897,362)				7,036,981

U.S. Treasury / Federal Agency Securities - 26.4%

Federal Agency Issues - 1.7%

Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37% [1]	250,000	2.82	3/9/23	252,373

Pershing Road Development Co., LLC, 3 Mo. Libor + 0.40% 1, [4]	325,000	2.69	9/15/21	325,000

U. S. Department of Housing and Urban Development	800,000	4.28	8/1/27	818,071

				1,395,444

U.S. Treasury - 24.7%

U. S. Treasury Bill [6]	4,000,000	2.12	8/13/19	3,989,415

U. S. Treasury Bill [6]	5,750,000	2.30	7/30/19	5,738,674

U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.04% [1]	2,500,000	2.20	7/31/20	2,497,353

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.05% [1]	4,000,000	2.20	10/31/20	3,994,112

U.S. Treasury Note	4,000,000	2.25	11/15/24	4,093,125

				20,312,679

Total U.S. Treasury / Federal Agency Securities (cost: $21,575,559)				21,708,123

Short-Term Securities - 2.3%

Fidelity Inst. Money Mkt. Gvt. Fund, 2.26%	1,870,240			1,870,240

(cost: $1,870,240)

Total Investments in Securities - 100.1% (cost: $81,238,447)				82,165,227

Other Assets and Liabilities, net - (0.1%)				(78,858)

Total Net Assets - 100.0%				$82,086,369

[1]

Variable rate security. Rate disclosed is as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2019 was $16,275,674 and represented 19.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2019.

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.

JUNE 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Quality Income Fund (Continued)

Short futures contracts outstanding as of June 30, 2019 were as follows:

				Value/
				Unrealized
		Expiration	Notional	Appreciation
Type	Contracts	Date	Amount ($)	(Depreciation) ($)
Short Futures: [10]
U.S. Treasury 5-Year	163	September 2019	(19,259,469)	(41,022)

[10]	The amount of $700,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2019.

A summary of the levels for the Fund’s investments as of June 30, 2019 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other Significant	Other Significant
	Price ($)	Observable Inputs ($)	Observable Inputs ($)	Total ($)

Assets
Asset-Backed Securities	—	8,585,249	—	8,585,249
Collateralized Mortgage Obligations	—	16,748,412	—	16,748,412
Corporate Bonds	—	20,810,729	—	20,810,729
Mortgage Pass-Through Securities	—	5,405,493	—	5,405,493
Taxable Municipal Bonds	—	7,036,981	—	7,036,981
U.S. Treasury / Federal Agency Securities	—	21,708,123	—	21,708,123
Short-Term Securities	1,870,240	—	—	1,870,240

	1,870,240	80,294,987	—	82,165,227

Liabilities
Futures	(41,022)	—	—	(41,022)

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 90.1%

Alabama - 0.2%

Pell City Special Care Facs. Finance Auth. Rev. (Noland Health Services, Inc.)	500,000	5.00	12/1/31	536,265

Alaska - 1.0%

AK Hsg. Finance Corp. Mtg. Rev.	640,000	4.13	12/1/37	656,749

AK Hsg. Finance Corp. Mtg. Rev.	550,000	4.25	12/1/40	551,298

AK Hsg. Finance Corp. Mtg. Rev. (G.O. of Corp. Insured)	500,000	4.50	12/1/35	503,635

AK Hsg. Finance Corp. Rev. (State Capital Proj.)	500,000	4.00	6/1/36	538,865

AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, 5, [15]	250,000	5.50	N/A	12,500

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	272,403

				2,535,450

Arizona - 2.6%

AZ Health Facs. Auth. Rev. (Scottsdale Lincoln Hospital Proj.) [1]	250,000	2.75	12/1/39	249,933

AZ Industrial Dev. Auth. Rev. (Bridgewater Avondale Proj.)	500,000	5.38	1/1/38	513,330

AZ Industrial Dev. Auth. Rev. (Pinecrest Academy Horizon) [4]	500,000	5.75	7/15/38	560,350

Glendale Industrial Dev. & Auth. Rev. (Beatitudes Campus Proj.)	300,000	5.00	11/15/36	322,995

Glendale Industrial Dev. & Auth. Rev. (Glencroft Retirement Community)	300,000	5.00	11/15/36	316,227

La Paz Co. Industrial Dev. Auth. (Charter School Solutions Harmony Public Proj.)	750,000	5.00	2/15/48	841,778

Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	300,000	5.00	7/1/35	317,403

Maricopa Co. Industrial Dev. Auth. Rev. (Christian Care Surprise Inc.) [4]	250,000	5.75	1/1/36	262,080

Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	400,000	5.25	11/15/29	407,272

Phoenix City Industrial Dev. Auth. Rev. (Great Hearts Academies Proj.)	250,000	6.30	7/1/42	274,252

Phoenix City Industrial Dev. Auth. Rev. (Vista College Preparatory Proj.)	400,000	4.13	7/1/38	431,568

Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	1,000,000	5.38	6/15/35	1,087,070

Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	370,000	4.75	6/15/37	379,098

Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	370,000	9.75	5/1/25	407,696

Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	500,000	4.70	10/1/24	512,965

				6,884,017

Arkansas - 0.6%

Rogers City Rev.	1,000,000	3.88	11/1/39	1,064,130

Springdale City Sales & Use Tax Rev. Ref. (BAM Insured)	500,000	3.60	4/1/41	512,840

				1,576,970

California - 5.7%

CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	500,000	6.00	8/1/29	645,515

CA State G.O.	500,000	4.00	12/1/40	528,970

Carlsbad Unified School District G.O. Capital Appreciation [6]	400,000	6.00	8/1/31	490,448

Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	6.00	8/1/35	1,093,310

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	7.00	8/1/35	633,030

Hartnell Community College G.O. [6]	500,000	7.00	8/1/34	567,535

Healdsburg Unified School District G.O. [6]	1,250,000	5.00	8/1/37	1,221,862

Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	330,265

Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,133,088

Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	311,065

Morongo Band of Mission Indians Rev. [4]	300,000	5.00	10/1/42	333,639

Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	500,000	6.25	10/1/28	555,590

Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	783,474

Reef-Sunset Unified School District (BAM Insured) [6]	750,000	5.00	8/1/38	767,805

Ripon Unified School District G.O. (BAM Insured) [6]	270,000	4.50	8/1/30	302,057

Ripon Unified School District G.O. (BAM Insured) [6]	80,000	4.50	8/1/30	87,863

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	2.26	6/1/39	472,325

See accompanying notes to schedule of investments.

JUNE 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	451,312

San Jose G.O. Capital Appreciation (Libraries Parks and Public Safety Proj.) (NATL Insured)	500,000	5.00	9/1/32	501,410

South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	500,000	5.00	10/1/30	575,045

Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	450,000	6.50	12/1/37	565,407

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	572,760

Tustin Unified School District G.O. Capital Appreciation [6]	500,000	6.00	8/1/28	545,785

Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,235,660

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.00	8/1/34	592,415

				15,297,635

Colorado - 3.5%

Aerotropolis Regional Transportation Auth. Rev.	400,000	5.00	12/1/51	406,920

Broadway Station Metropolitan District No. 2 G.O.	750,000	5.13	12/1/48	780,893

Buffalo Highlands Metropolitan District G.O.	350,000	5.25	12/1/38	360,416

CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	256,418

CO Educational & Cultural Facs. Auth. Rev. Ref. (Windsor Charter Academy) [4]	800,000	5.00	9/1/36	813,560

CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	736,560

CO Science and Technology Park Metropolitan District No.1 Rev.	500,000	5.00	12/1/33	527,845

Copperleaf Metro District No. 2 G.O.	500,000	5.75	12/1/45	524,300

Crystal Crossing Metro District G.O.	500,000	5.25	12/1/40	513,385

Denver 9th Avenue Metropolitan District No.2 G.O	500,000	5.00	12/1/48	519,425

Denver Urban Renewal Auth. Tax Allocation [4]	500,000	5.25	12/1/39	528,560

East Morgan Co. Hospital District C.O.P. [9]	500,000	5.88	12/1/38	503,330

Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	513,080

Leyden Rock Metropolitan District No. 10 G.O.	250,000	5.00	12/1/45	259,970

Palisade Metropolitan District No. 2 G.O.	500,000	5.00	12/1/46	511,390

St. Vrain Lakes Metropolitan District No. 2 G.O.	500,000	5.00	12/1/37	518,850

Tallman Gulch Metropolitan District G.O.	500,000	5.25	12/1/47	507,310

Velocity Metropolitan District No. 3 G.O.	500,000	5.38	12/1/39	518,050

				9,300,262

Connecticut - 0.6%

CT Hsg. Finance Auth. Rev.	550,000	3.88	11/15/35	586,421

CT Hsg. Finance Auth. Rev. [9]	505,000	4.25	6/15/43	537,078

CT Hsg. Finance Auth. Rev. [9]	455,000	4.30	6/15/48	483,861

				1,607,360

District of Columbia - 0.4%

District of Columbia Hsg. Finance Agency Rev. (Multi-Family Dev. Program)	600,000	4.05	9/1/43	642,306

District of Columbia Rev. (Ingleside Rock Creek Proj.)	500,000	5.00	7/1/37	536,645

				1,178,951

Florida - 9.1%

Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	385,000	8.00	10/1/32	438,323

Alta Lakes Community Dev. District Special Assessment	500,000	4.40	5/1/39	499,970

Ave Maria Stewardship Community District Special Assessment. (AGM Insured)	300,000	3.00	5/1/38	296,304

Bay Co. Educational Facs. Rev. (Bay Haven Charter)	455,000	5.25	9/1/30	468,150

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	200,000	6.25	5/1/35	216,692

Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.00	8/1/27	257,423

Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.38	8/1/32	259,695

Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	514,400

Capital Trust Agency Rev. (Tallahassee Tapestry) [4]	550,000	6.75	12/1/35	567,237

Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) [4]	250,000	6.75	7/1/37	262,743

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	250,000	7.00	4/1/35	250,780

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Capital Trust Agency Rev. (University Bridge LLC Student Housing Proj.) [4]	500,000	5.25	12/1/43	518,780

Celebration Pointe Community Dev. District Special Assessment Rev. [4]	250,000	5.00	5/1/32	268,835

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	250,000	7.25	5/15/26	247,902

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	750,000	8.13	5/15/44	744,765

Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	415,000	6.25	10/1/39	446,951

Dowden West Community Dev. District Special Assessment [4]	360,000	5.40	5/1/39	377,896

Durbin Crossing Community Dev. District Special Assessment (AGM Insured)	520,000	5.00	5/1/32	623,516

Escambia Co. Housing Finance Auth. Rev. (Multi-County Program)	990,000	3.75	10/1/49	1,019,522

Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. 2, 5, [15]	100,000	5.75	N/A	63,000

FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	90,000	5.00	7/1/26	91,655

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	135,000	5.00	7/1/39	135,113

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	4.20	1/1/45	1,079,630

Gramercy Farms Community Dev. District Special Assessment [6]	420,000	3.24	5/1/39	201,600

Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	217,562

Lake Co. Educational Project. Rev. (Imagine South Lake Charter School Proj.) [4]	550,000	5.00	1/15/39	588,978

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	250,000	4.25	5/1/25	257,280

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	150,000	6.70	5/1/33	162,578

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	200,000	7.40	5/1/30	217,194

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	323,724

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	416,368

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	311,460

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.) [4]	550,000	5.30	5/1/39	585,959

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	336,698

Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	500,000	4.50	5/1/49	501,945

Lee Co. Industrial Dev. Auth. Rev. (Shell Point/Waterside Health Proj.)	400,000	5.00	11/15/49	458,788

Lexington Oaks Community Dev. District Special Assessment Rev.	240,000	5.65	5/1/33	250,363

Live Oak No. 2 Community Dev. District Special Assessment Rev.	400,000	4.00	5/1/35	413,828

Long Lake Ranch Community Dev. District Special Assessment	110,000	5.63	5/1/24	113,903

Long Lake Ranch Community Dev. District Special Assessment	500,000	4.63	5/1/36	509,680

Long Lake Ranch Community Dev. District Special Assessment	435,000	5.00	5/1/38	451,965

Magnolia Creek Community Dev. District Rev. 2, 5, [15]	250,000	5.60	N/A	45,000

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	256,462

Miami-Dade Co. Transit Sales Tax Rev.	500,000	5.00	7/1/34	580,755

New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, 5, [15]	230,000	5.00	N/A	2

Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	533,660

Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	266,042

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	606,864

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	559,950

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	274,870

Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	480,000	3.95	3/1/40	499,363

Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	4.00	9/1/48	467,886

Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	296,445

Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	582,195

Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.)	500,000	5.00	5/1/33	514,590

Seven Oaks Community Dev. District Special Assessment Rev	250,000	5.50	5/1/33	263,280

Tolomato Community Dev. District Special Assessment	500,000	4.25	5/1/37	500,395

Tolomato Community Dev. District Special Assessment 2, [5]	120,000	6.61	5/1/40	1

Tolomato Community Dev. District Special Assessment [6]	85,000	6.61	5/1/40	85,246

Tolomato Community Dev. District Special Assessment [6]	185,000	7.00	5/1/40	154,257

Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	75,459

Tolomato Community Dev. District Special Assessment [6]	45,000	7.00	5/1/40	38,035

Tolomato Community Dev. District Special Assessment (AGM Insured)	500,000	3.75	5/1/40	522,425

See accompanying notes to schedule of investments.

JUNE 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	316,926

Waters Edge Community Dev. District Cap. Improvement Rev.	9,000	5.35	5/1/39	9,001

Waters Edge Community Dev. District Cap. Improvement Rev. [6]	165,000	6.60	5/1/39	165,924

Wiregrass Community Dev. District Special Assessment	245,000	5.38	5/1/35	260,562

Zephyr Ridge Community Dev. District Special Assessment 2, 5, [15]	450,000	5.25	N/A	378,000

				24,222,750

Georgia - 3.8%

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	591,585

GA Housing & Finance Authority Rev.	1,280,000	3.80	12/1/37	1,317,517

GA Housing & Finance Authority Rev.	1,000,000	4.00	12/1/37	1,024,000

GA Housing & Finance Authority Rev.	500,000	3.85	12/1/38	531,300

GA Housing & Finance Authority Rev.	500,000	4.00	12/1/39	531,005

GA Housing & Finance Authority Rev.	650,000	3.80	12/1/40	678,418

GA Housing & Finance Authority Rev.	605,000	3.85	12/1/41	621,389

GA Housing & Finance Authority Rev.	540,000	3.95	12/1/43	573,356

GA Housing & Finance Authority Rev.	1,000,000	3.50	12/1/46	1,027,650

GA Housing & Finance Authority Rev.	600,000	4.00	12/1/48	633,822

GA Housing & Finance Authority Rev.	1,100,000	4.20	12/1/48	1,180,718

GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	508,560

Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	589,315

Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	396,067

				10,204,702

Idaho - 0.7%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	475,000	7.00	10/1/24	526,632

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	7.38	10/1/29	276,110

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	8.00	10/1/44	564,000

ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	425,000	5.75	12/1/32	462,787

				1,829,529

Illinois - 7.6%

Bellwood G.O.	500,000	5.88	12/1/27	563,545

Bolingbrook Special Tax (AGM Insured)	999,000	4.00	3/1/30	1,097,521

Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	552,110

Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	604,630

Chicago Heights G.O. (NATL-RE Insured)	500,000	4.50	12/1/29	542,815

Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	555,475

Chicago Park Dist. G.O (Limited Tax)	1,000,000	5.00	1/1/28	1,115,930

Chicago Transit Auth. Sales Tax Rev.	250,000	5.25	12/1/30	267,532

IL Educational Facs. Auth. Rev.	250,000	4.50	11/1/36	267,015

IL Educational Facs. Auth. Rev. (Field Museum of Natural History)	500,000	3.90	11/1/36	533,100

IL Fin. Auth. Rev. (Admiral Lake Proj.)	670,000	5.13	5/15/38	692,076

IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	533,465

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,136,530

IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	548,375

IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/45	540,580

IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	200,000	5.00	2/1/24	208,732

IL Fin. Auth. Rev. (Westminster Village)	500,000	5.25	5/1/38	532,675

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	714,920

IL G.O.	250,000	5.50	7/1/33	275,012

IL G.O. (AGM Insured)	500,000	4.00	2/1/30	545,140

IL Housing Dev. Auth. Rev. (Evergreen Towers)	140,000	4.95	7/1/34	144,557

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	3.88	4/1/41	472,424

IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	385,000	4.00	10/1/48	412,816

IL Rev.	500,000	5.00	6/15/33	569,765

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,117,810

Johnson Co. School Dist. No. 55 Vienna G.O. (AGM Insured)	500,000	5.40	12/1/27	507,545

La Salle & Bureau Counties Township High School Dist. No. 120 LaSalle-Peru G.O. (BAM Insured)	250,000	5.00	12/1/31	294,900

Lake Co. Community Consolidated School District No. 50 Woodland G.O.	250,000	5.63	1/1/26	265,750

Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	375,873

Macon Co. School District No. 61 Decatur G.O. (AGM Insured)	250,000	5.25	1/1/37	261,652

Macoupin Sangamon & Montgomery Counties Community Unit School District G.O. (AGM Insured)	990,000	4.25	12/1/35	1,045,272

Madison Counties Community College District No. 536 G.O. (Lewis & Clark Cmnty. College)	345,000	5.00	5/1/29	353,908

Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	614,720

Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.)	250,000	5.00	6/15/57	274,352

Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) [2]	415,000	7.00	10/1/22	240,700

University of Illinois (AGM Insured)	1,000,000	4.13	4/1/48	1,082,320

Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	4.00	12/1/22	249,755

Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	259,808

				20,371,105

Indiana - 1.6%

Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.) 2, [5]	495,000	6.00	11/15/22	346,500

Damon Run Conservancy Dist. G.O. (State Intercept Insured)	300,000	6.10	7/1/25	301,134

Evansville Hsg. Rev. (Silver Birch Evansville Proj.)	250,000	5.45	1/1/38	259,112

IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	869,031

IN Finance Auth. Rev. (BHI Senior Living)	425,000	6.00	11/15/41	479,664

IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	387,846

IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	507,040

Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	294,909

Mishawaka Multifamily Hsg. Rev. (Silver Birch Mishawaka Proj.) [4]	500,000	5.38	1/1/38	515,645

Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	391,216

				4,352,097

Iowa - 0.8%

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	716,456

IA Student Loan Liquidity Corp. Rev.	250,000	5.80	12/1/31	254,072

North Polk Community School District G.O. (AGM Insured)	1,000,000	4.00	6/1/31	1,021,040

				1,991,568

Kansas - 0.3%

Wichita Health Care Facs. Rev. (Kansas Masonic Home)	300,000	5.25	12/1/36	324,042

Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	500,000	6.25	5/15/34	500,700

				824,742

Kentucky - 0.2%

Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	425,000	6.50	3/1/41	451,775

Louisiana - 1.8%

Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	21,867	5.00	11/1/40	21,961

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	125,000	4.60	6/1/29	129,209

LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	537,225

LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	558,390

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	333,765

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	5.00	7/1/39	539,585

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.50	11/1/39	320,571

See accompanying notes to schedule of investments.

JUNE 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	495,000	4.40	11/1/44	498,450

LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	510,000	6.50	5/1/31	536,658

LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	339,117

LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	595,000	2.39	2/15/36	575,585

St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	300,000	5.25	11/15/37	321,537

				4,712,053

Maine - 1.2%

ME Hsg. Auth. Rev.	600,000	4.00	11/15/35	631,632

ME Hsg. Auth. Rev.	500,000	4.00	11/15/37	530,175

ME Hsg. Auth. Rev.	105,000	4.50	11/15/37	109,906

ME Hsg. Auth. Rev.	750,000	4.13	11/15/38	813,112

ME Hsg. Auth. Rev.	500,000	3.85	11/15/40	520,330

ME Hsg. Auth. Rev.	500,000	4.25	11/15/48	546,140

				3,151,295

Maryland - 0.6%

MD Community Dev. Administration Rev.	350,000	4.10	9/1/38	377,206

MD Community Dev. Administration Rev.	350,000	3.75	3/1/39	360,332

MD Community Dev. Administration Rev.	350,000	4.20	7/1/46	375,050

Montgomery Co. Housing Opportunities Commission Rev.	405,000	4.00	7/1/38	412,399

				1,524,987

Massachusetts - 3.4%

Dedham Municipal Purpose Loan. G.O. (NATL Insured)	480,000	4.00	10/15/24	480,974

Ipswich Muncipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/1/25	500,980

MA Dev. Finance Agy. Rev.	890,000	5.00	7/1/44	1,036,903

MA Dev. Finance Agy. Rev. (Atrius Health Issue)	1,375,000	4.00	6/1/49	1,448,948

MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	326,400

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	446,772

MA Education Finance Auth. Education Rev.	105,000	5.15	1/1/26	106,479

MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	261,778

MA Housing Finance Agy. Rev.	500,000	4.00	12/1/38	540,535

MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	516,130

MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	943,578

MA Housing Finance Agy. Rev.	825,000	3.60	12/1/59	827,285

MA Housing Finance Agy. Rev. (FHA Insured)	500,000	5.30	12/1/38	514,365

MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	270,000	3.90	12/1/38	274,050

Northbridge Muncipal Purpose Loan G.O (AGM Insured)	500,000	4.00	6/15/25	500,900

Rowley Land Acquisition Loan G.O (AGM Insured)	360,000	4.00	5/1/27	360,670

				9,086,747

Michigan - 2.7%

Chandler Park Academy Rev.	170,000	5.00	11/1/22	170,248

City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	304,998

MI Finance Auth. Rev. (Presbyterian Village)	250,000	5.25	11/15/35	261,115

MI Hsg. Dev. Auth. (G.O. of Authority Insured)	250,000	4.63	10/1/41	259,520

MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	528,345

MI Hsg. Dev. Auth. Rev.	500,000	3.70	12/1/36	522,110

MI Hsg. Dev. Auth. Rev.	1,500,000	4.13	12/1/38	1,618,065

MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	311,511

MI Hsg. Dev. Auth. Rev.	750,000	4.00	10/1/43	795,225

MI Hsg. Dev. Auth. Rev.	1,000,000	4.00	6/1/49	1,056,230

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	300,000	6.35	11/1/28	300,543

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	300,000	5.00	11/15/49	340,548

Muskegon Heights Water Supply Rev. (NATL Insured)	165,000	4.15	11/1/23	166,341

Muskegon Heights Water Supply Rev. (NATL Insured)	135,000	4.20	11/1/24	136,126

Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	277,828

Universal Academy Michigan Public School Rev.	160,000	6.50	12/1/23	165,493

				7,214,246

Minnesota - 0.5%

Apple Valley Rev. (Senior Living, LLC Proj.)	500,000	5.00	1/1/47	513,045

MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	100,000	4.40	7/1/32	101,589

MN Hsg. Fin. Agy. Residential Hsg. Rev.	145,000	5.10	1/1/40	145,000

Rochester City Rev. (Math & Science Academy Proj.)	500,000	5.13	9/1/38	514,330

				1,273,964

Mississippi - 0.9%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	1,000,000	4.55	11/1/39	1,011,320

MS Gaming Tax Rev.	740,000	4.00	10/15/38	800,036

MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	420,000	4.00	12/1/43	446,510

				2,257,866

Missouri - 0.7%

Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	200,000	5.45	9/1/23	204,400

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [4]	500,000	5.75	11/15/36	449,735

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	730,000	3.80	11/1/48	766,880

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.35	11/1/49	500,685

				1,921,700

Montana - 0.6%

Forsyth Pollution Control Rev.	250,000	5.00	5/1/33	260,568

MT Board of Housing Single Family Rev.	205,000	4.00	12/1/38	216,865

MT Board of Housing Single Family Rev. (BRD Insured)	500,000	4.00	6/1/45	532,800

MT Board of Housing Single Family Rev. (FHA Insured)	270,000	3.75	12/1/38	277,142

MT Board of Housing Single Family Rev. (G.O. of BRD Insured)	90,000	4.70	12/1/26	91,613

MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	180,524	5.08	4/1/21	182,030

				1,561,018

Nebraska - 0.3%

Douglas Co. Hospital Auth. No. 3 (Methodist Hospital)	400,000	5.00	11/1/30	461,208

Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	410,000	5.13	N/A	17,015

Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	310,000	3.75	9/1/35	329,465

				807,688

Nevada - 0.8%

City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	375,000	4.00	12/1/27	385,931

City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	380,000	5.00	12/1/37	406,573

NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	30,000	5.10	10/1/40	30,197

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	345,000	3.85	10/1/39	355,702

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.40	10/1/49	1,010,150

				2,188,553

New Hampshire - 0.4%

NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	400,000	6.00	1/1/34	427,108

NH Hsg. Fin. Agy. Rev. (Cimarron, Whittier Falls & Mars) (FHA Insured)	725,000	4.00	7/1/52	758,517

				1,185,625

See accompanying notes to schedule of investments.

JUNE 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Jersey - 2.5%

NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	276,252

NJ Economic Dev. Auth. Rev. (State Government Buildings Proj.) [9]	500,000	5.00	6/15/42	560,695

NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	250,000	5.00	6/15/37	286,132

NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	500,000	5.00	6/15/43	565,490

NJ Higher Education Assistance Auth. Student Loan Rev.	5,000	5.00	12/1/28	5,188

NJ Hsg. & Mtg. Finance Agy. Rev.	750,000	3.95	11/1/43	792,285

NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	573,122

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	340,000	4.50	10/1/30	355,715

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	980,000	3.75	10/1/35	1,039,506

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	655,000	4.50	10/1/48	720,094

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	500,000	4.00	4/1/49	530,905

NJ Transportation Trust Fund Auth. Rev. [9]	500,000	5.25	6/15/43	575,975

Tobacco Settlement Financing Corp. Rev.	300,000	5.00	6/1/46	321,597

				6,602,956

New Mexico - 1.5%

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	350,000	3.90	9/1/42	357,256

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	185,000	4.80	9/1/29	185,448

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	340,000	4.13	9/1/42	350,486

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	745,000	3.85	7/1/43	785,357

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	3.85	7/1/43	521,814

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	440,000	3.80	9/1/46	455,906

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	845,000	4.00	7/1/48	892,996

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.00	7/1/49	535,135

				4,084,398

New York - 3.4%

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	370,058

New York City Housing Development Corp. Multifamily Mtg. Rev.	250,000	4.60	11/1/36	260,910

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	317,553

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	311,775

New York City Housing Development Corp. Multifamily Mtg. Rev.	650,000	3.65	11/1/47	667,960

New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	3.95	11/1/49	526,005

New York City Housing Development Corp. Rev.	500,000	3.80	11/1/37	512,010

New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	841,132

NY Mortgage Agency Rev.	175,000	3.75	10/1/42	178,000

NY Mortgage Agency Rev.	500,000	4.20	10/1/43	539,995

NY Mortgage Agency Rev.	1,315,000	3.80	10/1/48	1,366,416

NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	500,000	5.00	7/1/42	500,000

NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	347,001

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	601,765

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	400,000	4.88	11/1/42	417,444

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	500,000	3.65	11/1/34	518,975

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	531,075

NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	265,482

				9,073,556

North Carolina - 1.9%

NC Housing Finance Agency Rev.	650,000	3.85	7/1/37	687,004

NC Housing Finance Agency Rev.	300,000	3.95	1/1/41	315,519

NC Housing Finance Agency Rev.	1,090,000	4.00	7/1/47	1,163,357

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	4.10	1/1/41	1,078,900

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.00	1/1/48	528,365

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.63	7/1/49	1,030,710

NC Medical Care Comm. Rev. (Salemtowne Proj.)	300,000	5.00	10/1/38	325,893

				5,129,748

North Dakota - 0.4%

ND Housing Finance Agency Rev.	550,000	3.85	1/1/42	580,206

ND Housing Finance Agency Rev.	480,000	4.00	7/1/48	515,141

				1,095,347

Ohio - 1.9%

Dayton-Montgomery Co. Port Auth. Rev. (Storypoint Troy Proj.)	400,000	7.00	1/15/40	410,464

Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) [4]	250,000	6.50	12/1/37	258,148

Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	546,265

OH Housing Finance Agency Rev.	1,000,000	3.35	9/1/49	1,006,170

OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	450,000	4.05	3/1/37	476,208

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	455,000	3.35	9/1/39	463,072

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	995,000	4.00	9/1/48	1,063,317

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	4.00	3/1/49	794,895

				5,018,539

Oklahoma - 0.4%

Fort Sill Apache Tribe Economic Dev. Auth. [4]	505,000	8.50	8/25/26	565,792

Sallisaw Municipal Auth. Rev. (AGM Insured)	500,000	4.45	1/1/28	505,605

				1,071,397

Oregon - 1.6%

Clackamas Co. Hospital Fac. Auth. Rev. (Willamette View Proj.)	460,000	5.00	11/15/52	514,510

Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	358,421

Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	250,000	5.25	5/1/34	268,105

Marion Co. School District No.1 Gervais G.O.	500,000	4.00	6/1/33	501,550

OR Hsg. & Community Services Dept. Rev.	250,000	3.80	7/1/34	267,655

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	275,000	3.75	7/1/35	284,738

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	390,000	4.00	7/1/38	398,042

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	460,000	3.75	7/1/48	476,427

OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	1,034,420

Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	250,000	5.13	7/1/35	264,182

				4,368,050

Pennsylvania - 3.9%

Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	145,000	5.90	8/15/26	149,405

Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	2.44	10/1/34	446,925

Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	250,000	5.50	12/1/31	270,265

Commonwealth Financing Auth. Rev. (Tobacco Master Settlement Payment) (AGM Insured)	350,000	4.00	6/1/39	380,513

Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	400,000	4.00	10/15/22	405,504

Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	250,000	7.00	7/1/27	263,815

PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	293,020

PA Hsg. Finance Agy. Rev.	500,000	3.90	10/1/36	531,055

PA Hsg. Finance Agy. Rev.	530,000	3.95	10/1/38	561,508

PA Hsg. Finance Agy. Rev.	500,000	4.05	10/1/40	523,360

PA Hsg. Finance Agy. Rev.	500,000	4.05	10/1/40	521,490

PA Hsg. Finance Agy. Rev.	825,000	3.65	10/1/42	854,056

PA Hsg. Finance Agy. Rev.	250,000	4.00	10/1/42	262,952

PA Hsg. Finance Agy. Rev.	195,000	4.00	10/1/46	206,823

PA Hsg. Finance Agy. Rev.	500,000	4.00	10/1/47	528,190

See accompanying notes to schedule of investments.

JUNE 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

PA Hsg. Finance Agy. Rev.	1,000,000	3.40	10/1/49	1,010,950

PA Turnpike Commission Rev. Capital Appreciation [6]	500,000	5.13	12/1/35	526,630

PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	5.00	12/1/38	1,478,812

Palmerton Area School District G.O.	500,000	4.00	8/15/35	513,665

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	250,000	5.63	8/1/36	261,788

Upper Uwchlan Township G.O.	500,000	4.00	12/1/39	504,590

				10,495,316

Rhode Island - 0.1%

RI Hsg. & Mortgage Finance Corp. Rev.	250,000	3.90	10/1/37	256,705

South Carolina - 0.8%

SC Education Assistance Auth. Student Loan Rev.	185,000	5.10	10/1/29	186,410

SC Public Service Auth. Rev. (Santee Cooper)	250,000	5.00	12/1/38	278,768

SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	593,955

SC State Hsg. Finance & Dev. Auth. Rev.	1,035,000	4.00	1/1/47	1,089,627

				2,148,760

South Dakota - 0.2%

SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	572,605

Tennessee - 2.9%

Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) [4]	500,000	6.50	6/1/27	525,335

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	326,025

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5,15]	1,850,000	5.35	N/A	4,625

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	19,688

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16

TN Hsg. Dev. Agency. Rev.	410,000	3.60	1/1/31	418,438

TN Hsg. Dev. Agency. Rev.	550,000	3.88	7/1/35	579,782

TN Hsg. Dev. Agency. Rev.	300,000	3.95	7/1/35	315,819

TN Hsg. Dev. Agency. Rev.	695,000	4.00	7/1/39	742,357

TN Hsg. Dev. Agency. Rev.	490,000	3.85	7/1/42	515,127

TN Hsg. Dev. Agency. Rev.	495,000	3.90	7/1/42	519,265

TN Hsg. Dev. Agency. Rev.	1,000,000	4.00	7/1/44	1,067,710

TN Hsg. Dev. Agency. Rev.	1,000,000	3.95	1/1/49	1,052,570

TN Hsg. Dev. Agency. Rev.	1,600,000	4.05	1/1/49	1,700,528

				7,787,285

Texas - 5.7%

Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	845,000	7.00	8/15/28	893,393

Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	200,000	5.00	6/15/36	203,980

Arlington Special Tax (BAM Insured)	350,000	5.00	2/15/41	392,749

Bexar Co. Rev. (Venue Proj.)	1,000,000	5.00	8/15/39	1,090,250

City of Pearland Waterworks & Sewer System Rev.	500,000	4.50	9/1/35	502,385

Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	563,615

Fort Bend Co. Municipal Utility District No. 25 G.O. (AGM Insured)	350,000	5.00	10/1/38	353,178

Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	547,320

Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.)	600,000	6.75	8/15/21	603,906

Huffman Independent School District G.O.	955,000	4.00	2/15/28	969,153

New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	400,000	5.00	7/1/46	451,604

New Hope Cultural Education Facs. Corp. Rev. (Jubilee Academic Center) [4]	250,000	5.00	8/15/36	255,430

New Hope Cultural Education Facs. Corp. Rev. (Legacy Preparatory Charter Academy) [4]	500,000	6.00	8/15/37	533,910

New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	540,310

New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes Inc. Proj.)	250,000	5.50	1/1/35	269,235

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	161,000	5.38	2/15/25	161,193

North Mission Glen Municipal Utility District, G.O. (AGM Insured)	575,000	4.00	9/1/32	588,346

Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	289,662

Sheldon Independent School District G.O.	360,000	4.00	2/15/27	365,926

Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	552,180

Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) 2, [5]	500,000	5.63	11/15/27	350,000

Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	568,750

Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	250,000	5.63	11/15/24	252,008

Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	500,000	6.63	11/15/37	574,010

Travis Co. Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.)	300,000	7.13	1/1/46	325,080

Travis Co. Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.) [1]	425,000	5.25	1/1/47	437,499

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	4.13	9/1/38	536,390

TX Grand Parkway Transportation Corp. Rev. [6]	500,000	6.00	10/1/35	522,565

TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	550,000	3.00	3/1/35	562,634

TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	1,000,000	4.00	3/1/50	1,062,110

				15,318,771

Utah - 0.8%

UT Charter School Finance Auth. Rev. (Academy Sciences Proj.) [4]	625,000	4.65	7/15/33	631,862

UT Charter School Finance Auth. Rev. (Spectrum Academy Proj.) [4]	500,000	6.00	4/15/45	506,890

UT Hsg. Corp. Single Family Mtg. Rev.	50,000	5.75	1/1/33	50,779

UT Hsg. Corp. Single Family Mtg. Rev.	90,000	4.60	7/1/34	91,682

UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	365,000	4.00	1/1/36	377,713

West Valley City Municipal Building Auth. Rev. (AGM Insured)	400,000	5.00	2/1/39	467,684

				2,126,610

Vermont - 0.2%

VT Hsg. Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.50	5/1/38	516,110

Virginia - 0.9%

VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	1,000,000	3.63	1/1/31	1,034,690

VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	525,000	3.88	1/1/38	541,648

VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	422,256

VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	250,000	4.60	12/1/38	257,115

				2,255,709

Washington - 2.2%

Chelan Co. Public Utility District No. 1 Rev.	1,000,000	5.00	7/1/29	1,002,610

Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	329,964

Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	575,640

Snohomish County Hsg. Auth. Rev.	500,000	4.00	4/1/44	528,175

Vancouver Hsg. Auth. Rev.	500,000	3.75	8/1/34	528,655

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	250,000	5.00	7/1/31	271,260

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	750,000	5.00	7/1/36	803,392

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	559,785

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	317,778

WA Hsg. Fin. Commission Rev. (Heron’s Key Senior Living) [4]	400,000	6.50	7/1/30	440,760

WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	60,000	4.60	10/1/33	61,552

WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	470,000	4.00	12/1/47	494,322

				5,913,893

West Virginia - 0.5%

WV Hsg. Dev. Fund Rev.	250,000	3.75	11/1/32	263,482

WV Hsg. Dev. Fund Rev.	295,000	3.80	11/1/35	305,349

WV Hsg. Dev. Fund Rev.	500,000	4.00	11/1/37	530,705

See accompanying notes to schedule of investments.

JUNE 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WV Hsg. Dev. Fund Rev.	150,000	4.10	11/1/45	156,892

				1,256,428

Wisconsin - 5.0%

WI Health & Education Facs. Auth. Rev. (Medical College)	870,000	5.25	12/1/35	873,019

WI Health & Education Facs. Auth. Rev. (PHW Oconomowoc, Inc. Proj.)	1,000,000	5.13	10/1/48	1,065,250

WI Health & Education Facs. Auth. Rev. (Rogers Memorial Hospital)	700,000	4.40	7/1/38	700,441

WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/40	524,465

WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	1,000,000	5.00	8/15/43	1,082,090

WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	500,000	5.00	8/15/32	570,790

WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	321,135

WI Health & Educational Facs. Auth. Rev. (Froedtert Health, Inc. Obligated Group)	500,000	5.00	4/1/35	590,090

WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	263,265

WI Housing & Economic Dev. Auth. Rev.	560,000	3.90	11/1/42	590,139

WI Housing & Economic Dev. Auth. Rev.	1,500,000	4.15	5/1/55	1,584,630

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	837,570

WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.) [4]	500,000	8.25	6/1/46	556,100

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,520	9.00	1/1/46	551

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/47	539

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	12.00	1/1/47	15

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,171	9.00	1/1/48	532

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	390	12.00	1/1/48	13

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/49	524

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	384	11.00	1/1/49	13

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/50	513

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	372	11.00	1/1/50	12

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,334	9.00	1/1/51	558

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	365	11.00	1/1/51	12

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, [2,4]	451,406	3.75	7/1/51	405,530

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,218	9.00	1/1/52	551

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	475	10.00	1/1/52	15

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,985	9.00	1/1/53	540

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	10.00	1/1/53	15

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,869	9.00	1/1/54	534

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	453	10.00	1/1/54	14

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,636	9.00	1/1/55	523

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	444	9.00	1/1/55	14

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,404	9.00	1/1/56	513

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	9.00	1/1/56	14

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4]	21,153	5.50	7/1/56	20,214

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/57	507

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	481	9.00	1/1/57	15

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/58	497

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	9.00	1/1/58	15

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,938	9.00	1/1/59	491

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	456	9.00	1/1/59	14

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	8.00	1/1/60	14

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/60	485

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	440	8.00	1/1/61	13

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,589	9.00	1/1/61	476

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	428	8.00	1/1/62	13

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,473	9.00	1/1/62	470

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	419	8.00	1/1/63	13

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,240	9.00	1/1/63	461

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	409	8.00	1/1/64	12

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,124	9.00	1/1/64	455

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	403	7.00	1/1/65	12

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,008	9.00	1/1/65	450

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	7.00	1/1/66	13

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	14,775	9.00	1/1/66	441

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	5,235	7.00	1/1/67	156

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	192,429	9.00	1/1/67	5,723

WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	546,350

WI Public Finance Auth. Rev. (MN College of Osteopathic Medicine) [4]	250,000	5.50	12/1/48	267,418

WI Public Finance Auth. Rev. (Mountain Island Charter School)	820,000	5.00	7/1/37	881,000

WI Public Finance Auth. Rev. (North Carolina Leadership Academy) [4]	410,000	5.00	6/15/39	432,501

WI Public Finance Auth. Rev. (Rose Villa Proj.) [4]	450,000	5.00	11/15/24	486,423

WI Public Finance Auth. Rev. (Roseman University Health Sciences)	240,000	5.00	4/1/25	256,150

WI Public Finance Auth. Rev. (Roseman University Health Sciences)	500,000	5.50	4/1/32	528,230

				13,399,561

Wyoming - 0.7%

WY Community Dev. Auth. Rev.	505,000	3.75	12/1/32	520,509

WY Community Dev. Auth. Rev.	1,000,000	3.90	12/1/38	1,059,580

WY Community Dev. Auth. Rev.	285,000	4.05	12/1/38	293,234

				1,873,323

Total Municipal Bonds (cost: $242,347,829)				240,415,987

Investment Companies - 3.8%

BlackRock Long-Term Municipal Advantage Trust (BTA)	59,383			750,007

BlackRock Municipal Income Investment Quality Trust (BAF)	25,000			356,250

BlackRock MuniEnhanced Fund, Inc. (MEN)	24,000			266,400

BlackRock MuniHoldings Florida Insured Fund (MFL)	85,398			1,135,793

BlackRock MuniHoldings Fund II, Inc. (MUH)	36,000			543,240

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	39,714			499,602

BlackRock MuniHoldings Quality Fund, Inc. (MUS)	26,438			328,624

BlackRock MuniYield Insured Fund (MYI)	71,171			939,457

BlackRock MuniYield Michigan Insured Fund (MIY)	21,538			295,932

DWS Municipal, Income Trust (KTF)	50,436			568,414

Invesco Municipal Opportunity Trust (VMO)	38,400			472,320

Invesco Municipal Trust (VKQ)	25,000			308,000

Invesco Quality Municipal Income Trust (IQI)	25,000			310,500

Invesco Van Kampen Advantage Muni Income Trust (VKI)	40,200			442,200

Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	25,000			316,750

Nuveen AMT-Free Quality Municipal Income Fund (NEA)	117,572			1,623,669

Nuveen Quality Municipal Income Fund (NAD)	46,173			646,422

Putnam Municipal Opportunities Trust (PMO)	15,000			189,900

Total Investment Companies (cost: $9,850,280)				9,993,480

Total Investments in Securities - 93.9% (cost: $252,198,109)				250,409,467

Other Assets and Liabilities, net - 6.1%				16,374,743

Total Net Assets - 100.0%				$266,784,210

See accompanying notes to schedule of investments.

JUNE 30, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Tax-Free Income Fund (Continued)

[1]

Variable rate security. Rate disclosed is as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2019 was $2,534,272 and represented 1.0% of net assets.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2019 was $25,644,583 and represented 9.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2019 was $1,851,067 and represented 0.7% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2019 was $3,963,873 and represented 1.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2019 were as follows:

				Value/
				Unrealized
		Expiration	Notional	Appreciation
Type	Contracts	Date	Amount ($)	Depreciation ($)
Short Futures: [10]
U.S. Treasury 10-Year	85	September 2019	(10,877,344)	(212,114)
U.S. Treasury 5-Year	69	September 2019	(8,152,781)	(105,333)
U.S. Treasury Long Bond	36	September 2019	(5,601,375)	(169,994)
				(487,441)

[10]	The amount of $3,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2019.

A summary of the levels for the Fund’s investments as of June 30, 2019 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	240,415,987	—	240,415,987
Investment Companies	9,993,480	—	—	9,993,480

	9,993,480	240,415,987	—	250,409,467

Liabilities
Futures	(487,441)	—	—	(487,441)

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 92.9%

Education/Student Loan - 13.5%

Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	1,013,530

Baytown Township Rev. (St. Croix Prep)	1,250,000	4.00	8/1/41	1,251,500

Baytown Township Rev. (St. Croix Prep)	1,000,000	4.25	8/1/46	1,012,180

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	500,000	3.50	7/1/27	509,095

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	900,000	4.00	7/1/32	925,452

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,114,289

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,500,000	4.25	7/1/47	1,519,290

Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	634,772

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	285,000	4.00	7/1/21	291,264

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	295,000	4.00	7/1/22	303,995

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	617,498

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	529,410

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	585,000	5.25	7/1/37	632,718

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	645,936

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,082,500

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	580,000	4.50	8/1/26	614,928

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	1,000,000	5.00	8/1/36	1,090,950

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	750,000	5.50	8/1/36	803,475

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	625,000	5.00	7/1/31	666,250

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	1,054,270

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	1,000,000	4.00	11/1/26	1,037,950

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,898,323

Hugo Charter School Lease Rev. (Noble Academy Proj.)	460,000	4.00	7/1/21	470,828

Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	798,338

Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,053,220

Independence Charter School Lease Rev. (Beacon Academy Proj.)	500,000	4.25	7/1/26	511,240

Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	770,663

Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,235,676

Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	975,000	4.00	7/1/26	1,000,984

Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) [4]	525,000	6.25	3/1/21	485,242

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	1,012,690

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	1,010,910

MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,355,616

MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,000,000	5.00	5/1/47	1,112,780

MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,000,000	4.00	3/1/43	1,030,220

MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	2,129,083

MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,345,875

MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/32	557,335

MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/34	553,970

MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/35	553,055

MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	1,400,000	5.00	12/1/27	1,403,360

MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	1,800,000	6.30	12/1/40	1,828,692

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	400,000	4.00	10/1/35	441,444

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	500,000	4.00	10/1/37	548,315

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	3,399,323

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	4.00	10/1/41	836,385

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,750,000	4.00	10/1/44	3,041,308

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	876,195

MN Office of Higher Education Rev. [8]	5,000,000	4.00	11/1/37	5,323,750

MN State Colleges and Universities Rev.	510,000	4.00	10/1/35	535,133

Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,373,600

See accompanying notes to schedule of investments.

JUNE 30, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Olmsted Co. Hsg. & Redev. Auth. Rev. (Schaeffer Academy Proj.)	534,249	4.98	4/25/27	534,478

Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	401,513

Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,927,460

Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School) [4]	3,500,000	5.00	8/1/22	3,682,840

Rochester Rev. (Math & Science Academy)	1,430,000	5.13	9/1/38	1,470,984

Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	490,415

Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	1,005,410

St. Cloud Charter School Lease Rev. (Stride Academy Proj.) [2]	350,000	3.00	4/1/21	210,000

St. Cloud Charter School Lease Rev. (Stride Academy Proj.) [2]	1,850,000	5.00	4/1/36	1,127,427

St. Paul Hsg. & Redev, Auth. Rev. (Hmong College Preparatory Academy Proj.)	1,000,000	5.25	9/1/31	1,096,710

St. Paul Hsg. & Redev, Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	723,254

St. Paul Hsg. & Redev, Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	616,542

St. Paul Hsg. & Redev, Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	1,017,350

St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	762,160

St. Paul Hsg. & Redev. Auth.	1,000,000	5.00	12/1/37	1,069,290

St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	735,505

St. Paul Hsg. & Redev. Auth. (German Immersion School)	450,000	4.00	7/1/23	457,533

St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	897,895

St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	517,930

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,300,000	4.25	12/1/23	1,330,667

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,544,475

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	390,000	5.13	12/1/38	400,472

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	751,241

St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	1,135,125

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	1,600,000	4.00	7/1/25	1,640,368

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	1,011,737

St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	295,000	4.75	9/1/22	303,564

St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	500,000	5.00	9/1/27	514,650

St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	390,000	5.70	9/1/21	404,824

University of Minnesota Rev.	1,000,000	5.00	4/1/41	1,172,960

Victoria Private School Fac. Rev. (Holy Family Catholic High)	1,610,000	4.00	9/1/23	1,626,148

Woodbury Charter School Lease Rev. (MSA Building)	355,000	5.00	12/1/27	373,691

Woodbury Charter School Lease Rev. (MSA Building)	225,000	5.00	12/1/32	235,300

				88,034,723

Escrowed To Maturity/Prerefunded - 3.0%

Anoka Co. Charter School Lease Rev.	295,000	5.00	6/1/27	310,570

Anoka Co. Charter School Lease Rev.	2,435,000	5.00	6/1/43	2,563,519

Bemidji Sales Tax G.O.	1,000,000	5.00	2/1/34	1,057,530

Bemidji Sales Tax G.O.	1,350,000	6.00	2/1/41	1,448,712

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,280,000	5.13	7/1/33	1,465,805

MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	750,000	6.00	10/1/32	826,568

MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	1,000,000	6.00	10/1/40	1,102,090

Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.00	8/1/25	1,049,040

Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.25	8/1/33	1,070,840

Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	475,000	5.75	12/1/19	483,388

Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	2,515,000	7.38	12/1/41	2,576,215

St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	2,000,000	5.50	7/1/29	2,000,000

St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.00	11/15/26	1,049,200

St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/28	1,052,580

St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/35	1,052,580

West St. Paul Health Care (Walker Thompson Hill)	525,000	6.75	9/1/31	529,510

				19,638,147

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

General Obligation - 8.4%

Brainerd Independent School District No. 181	1,000,000	4.00	2/1/42	1,087,700

Brainerd Independent School District No. 181	4,000,000	4.00	2/1/43	4,343,840

Brooklyn Center Independent School District No. 286	4,000,000	4.00	2/1/40	4,301,560

Cloquet Independent School District No. 94	5,000,000	4.00	2/1/36	5,358,650

Deer River G.O.	500,000	4.00	2/1/48	532,655

Fosston Independent School District No. 601	1,000,000	4.00	2/1/36	1,096,840

Fosston Independent School District No. 601	1,000,000	4.00	2/1/38	1,088,100

Fridley Independent School District No. 14	400,000	4.00	2/1/30	447,628

Glencoe-Silver Lake Independent School District No. 2859	1,300,000	4.00	2/1/40	1,389,401

Inver Grove Heights Independent School District No. 199	520,000	4.00	2/1/25	527,909

Long Prairie G.O. [8]	750,000	4.00	2/1/37	792,803

Minneapolis Capital Improvement	4,000,000	4.00	12/1/43	4,382,480

Minneapolis Capital Improvement	2,000,000	4.00	12/1/46	2,188,760

Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	2,157,488

Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,037,930

Mounds View Independent School District No. 621	500,000	4.00	2/1/24	506,930

Richfield Independent School District No. 280	6,000,000	4.00	2/1/37	6,567,420

Robbinsdale Independent School District No. 281	1,050,000	4.00	2/1/31	1,153,246

Roseville Independent School District No. 623	930,000	4.00	2/1/35	1,024,042

Roseville Independent School District No. 623	4,895,000	4.00	2/1/36	5,374,269

South Washington Co. Independent School District No. 833	5,000,000	4.00	2/1/31	5,573,850

St. Cloud Independent School District No. 742	1,000,000	4.00	2/1/37	1,088,810

St. Francis Independent School District No. 15	550,000	4.00	2/1/35	579,711

St. Francis Independent School District No. 15	750,000	4.00	2/1/36	789,345

St. Michael-Albertville Independent School District No. 885	500,000	4.00	2/1/30	562,480

United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,180,131

				55,133,978

Hospital/Health Care - 15.8%

Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,222,168

Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	1,500,000	5.25	7/1/35	1,526,460

Breckenridge Rev. (Catholic Health Initiatives Proj.)	3,260,000	5.00	5/1/30	3,296,577

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	3,000,000	4.50	11/1/34	3,259,530

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	4.75	11/1/31	503,670

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	283,090

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	550,095

Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	2,117,660

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	1,026,320

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/34	1,105,470

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/38	1,083,400

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	2,000,000	5.75	8/1/30	2,043,100

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	1,073,877

Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	840,000	4.75	6/15/22	861,134

Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,600,000	5.75	6/15/32	1,747,952

Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	2,000,000	6.00	6/15/39	2,202,520

Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	2,110,000	4.00	4/1/31	2,189,146

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,393,781

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	520,940

Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,942,940

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	3,500,000	4.00	5/1/37	3,760,610

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	325,000	5.00	5/1/32	384,316

Maple Grove Health Care System Rev. (Memorial Health Care)	1,275,000	4.00	9/1/35	1,360,106

See accompanying notes to schedule of investments.

JUNE 30, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Minneapolis Health Care System Rev. (Fairview Health Services)	3,000,000	4.00	11/15/37	3,287,010

Minneapolis Health Care System Rev. (Fairview Health Services)	1,000,000	4.00	11/15/38	1,092,640

Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,996,112

Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,929,575

Minneapolis Rev. Ref. (Walker Campus)	1,160,000	4.50	11/15/20	1,182,666

Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	556,694

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,609,575

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	1,081,220

Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	8,203,950

Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	6,749,800

Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	1,500,000	5.88	7/1/30	1,560,600

Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	851,095

Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	1,350,000	5.00	9/1/34	1,501,024

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	2,500,000	4.00	5/1/37	2,706,525

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	4.00	5/1/49	541,575

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	4,326,638

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	597,880

St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,333,520

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	822,510

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	4,311,080

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,163,250

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	5,483,376

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,273,900

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	525,000	4.25	11/1/25	526,727

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	750,000	4.75	11/1/31	753,795

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,187,302

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	500,000	5.15	11/1/42	503,155

St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	1,897,923	5.63	10/1/33	1,900,884

Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	1,000,000	4.25	8/1/24	1,027,660

West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	1,000,000	5.00	11/1/37	1,066,910

Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	1,071,148	6.00	9/1/25	749,803

Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	1,029,950	6.50	9/1/34	720,965

				103,054,278

Industrial/Pollution Control - 0.5%

International Falls Rev. (Boise Cascade Corp. Proj.)	370,000	5.65	12/1/22	375,158

St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,066,210

St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	1,081,440

St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	1,006,540

				3,529,348

Insured - 0.4%

Guam Power Auth. Rev. (AGM Insured) [11]	500,000	5.00	10/1/30	548,670

MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	75,000	4.00	3/1/20	75,135

MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	90,000	4.00	3/1/22	90,140

Puerto Rico Public Improvement G.O. (AGM Insured) [11]	600,000	5.13	7/1/30	611,688

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	1,000,000	5.00	10/1/23	1,010,990

				2,336,623

Multifamily Mortgage - 19.6%

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	4.75	11/1/35	1,061,370

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	1,097,130

Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	505,130

Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	504,130

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,608,135

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,100,000	4.00	1/1/25	1,143,516

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	500,000	4.00	1/1/25	510,255

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,235,000	4.00	1/1/26	1,282,486

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	4.00	1/1/30	1,030,740

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	660,000	4.13	1/1/28	671,867

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,500,000	4.25	1/1/37	1,532,370

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,775,000	4.38	1/1/47	2,835,689

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	3,000,000	5.00	1/1/47	3,078,270

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,700,000	6.75	1/1/27	1,725,925

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	7.00	1/1/37	1,017,450

Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	3,154,170

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	540,000	5.13	7/1/25	542,624

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,500,000	5.75	7/1/35	1,512,090

Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	1,250,000	5.13	3/1/39	1,350,450

Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	625,000	6.00	1/1/27	632,075

Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	818,018

City of Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,569,555

Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	1,020,000	5.00	8/1/38	1,037,483

Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.00	1/1/34	1,007,330

Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.25	1/1/40	1,004,750

Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	2,500,000	5.25	6/1/31	2,557,425

Dakota Co. Community Dev. Agy. (Glen at Valley Creek Proj.)	1,400,000	4.50	8/1/36	1,432,452

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,661,560

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	780,113

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	515,070

Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	1,345,000	5.00	4/1/38	1,366,466

Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,480,295	3.75	11/1/34	3,788,510

Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	253,743

Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,767,931

Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,073,992

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	389,603

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,551,090

Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	1,000,000	4.75	8/1/43	1,047,080

Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	500,000	5.00	8/1/53	526,455

Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,962,543	3.00	11/1/34	1,993,001

MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	250,000	5.05	8/1/31	263,465

MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	2,560,000	5.25	8/1/40	2,623,181

MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	1,760,000	5.45	8/1/41	1,849,883

MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,084,620

MN Hsg. Fin. Agy. Rev.	270,000	4.00	8/1/29	300,264

MN Hsg. Fin. Agy. Rev.	255,000	4.00	8/1/31	280,982

MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/34	366,302

MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/35	365,374

MN Hsg. Fin. Agy. Rev. (State Appropriation)	250,000	4.00	8/1/33	281,382

MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,299,720

MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/35	1,147,940

Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	283,116

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	1,010,750

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	252,500

New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,540,830

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	2,117,300

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,656,330

See accompanying notes to schedule of investments.

JUNE 30, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,087,450

Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	875,000	5.00	4/1/34	888,536

Red Wing Sr. Hsg. Rev. (Deer Crest Proj.)	325,000	5.00	11/1/27	336,398

Red Wing Sr. Hsg. Rev. (Deer Crest Proj.)	330,000	5.00	11/1/32	341,045

Red Wing Sr. Hsg. Rev. (Deer Crest Proj.)	500,000	5.00	11/1/42	515,875

Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	2,033,499

Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,325,000	5.00	12/1/49	1,349,672

Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,000,000	5.00	8/1/37	1,061,790

Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	800,000	5.00	8/1/48	839,696

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	780,350

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,714,675

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	271,952

Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	4,000,000	3.75	6/1/29	4,162,880

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	930,000	4.00	9/1/20	944,276

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	850,000	5.00	9/1/42	936,649

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,135,000	5.25	9/1/27	1,231,509

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,340,361

Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,751,888

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	272,812

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,188,860

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	750,000	4.25	7/1/39	751,350

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,125,000	4.25	7/1/44	1,104,592

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,559,190

St. Paul Hsg. & Redev. Auth. (Pioneer Press Apts. Proj.) 1, [4]	1,500,000	3.38	5/1/21	1,500,060

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,415,000	4.25	12/1/27	2,565,599

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,622,096

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	935,000	5.20	11/1/22	935,720

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	1,000,360

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,590,155

St. Paul Park Health Care Facs. Rev (Presbyterian Homes Interlu Proj.)	1,000,000	5.00	5/1/43	1,063,360

St. Paul Park Hsg. Rev. (Buffalo Senior Housing Proj.)	1,115,000	5.00	10/1/38	1,163,502

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	1,090,480

St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	2,515,000	5.70	8/1/36	2,586,954

St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	700,000	5.00	3/1/40	729,841

Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	1,015,040

Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	730,000	5.20	5/1/25	746,549

Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	1,250,000	5.50	11/1/32	1,277,162

Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	1,135,000	5.75	11/1/39	1,159,743

Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	2,610,000	4.63	4/1/30	2,621,849

				127,795,213

Municipal Lease [9] - 5.1%

Anoka Co. Hsg. & Redev. Rev.	320,000	5.63	5/1/22	324,854

Anoka Co. Hsg. & Redev. Rev.	500,000	6.63	5/1/30	510,420

Anoka Co. Hsg. & Redev. Rev.	500,000	6.88	5/1/40	509,685

Anoka-Hennepin Independent School District No. 11 Lease Rev.	600,000	4.00	2/1/41	621,636

Chaska Economic Dev. Auth. Lease Rev.	1,100,000	4.00	2/1/31	1,201,497

Chaska Economic Dev. Auth. Lease Rev.	690,000	4.00	2/1/33	747,408

Chaska Economic Dev. Auth. Lease Rev.	500,000	4.00	2/1/35	539,490

Duluth Independent School District No. 709	1,000,000	4.00	2/1/27	1,111,070

Duluth Independent School District No. 709	750,000	4.20	3/1/34	779,453

Duluth Independent School District No. 709	2,000,000	5.00	2/1/25	2,334,420

Duluth Independent School District No. 709	785,000	5.13	3/1/29	796,241

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Golden Valley Hsg. & Redev. Auth. Rev.	1,000,000	4.00	2/1/30	1,079,100

Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	536,200

Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,149,954

Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,653,645

Guam Education Fin. Foundation [11]	1,000,000	5.00	10/1/21	1,057,220

Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,869,940

Minnetonka Independent School District No. 276	450,000	4.00	3/1/30	495,842

Minnetonka Independent School District No. 276	340,000	4.00	2/1/33	360,138

Minnetonka Independent School District No. 276	300,000	4.00	3/1/33	327,411

Minnetonka Independent School District No. 276	400,000	4.00	2/1/36	421,684

Minnetonka Independent School District No. 276	500,000	4.50	1/1/41	548,655

MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	750,000	3.88	8/1/38	801,480

MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	1,040,000	4.00	8/1/36	1,134,047

MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	580,000	4.00	8/1/37	630,141

MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	945,000	4.00	8/1/40	1,009,487

MN Hsg. Fin. Agy. Rev. (State Appropriation)	300,000	5.00	8/1/35	337,608

Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,150,470

Osseo Independent School District No. 279	1,000,000	4.00	2/1/28	1,090,660

Plymouth Intermediate District No. 287	1,285,000	3.00	5/1/32	1,316,380

Plymouth Intermediate District No. 287	470,000	4.00	5/1/31	511,139

Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	655,014

Southern Plains Education Cooperative No. 915	1,215,000	4.00	2/1/37	1,221,257

Southern Plains Education Cooperative No. 915	1,000,000	4.50	2/1/39	1,026,900

St. Cloud Independent School District No. 742	750,000	4.00	2/1/38	800,280

Waconia Independent School District No. 110	500,000	5.00	2/1/37	571,830

Winona School District No. 861 Lease Purchase	384,501	6.04	8/1/24	385,324

Worthington Independent School District No. 518	1,400,000	4.00	2/1/45	1,488,480

				33,106,460

Municipal Money Market - 0.9%

City of Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) [1]	3,440,000	1.52	9/1/26	3,440,000

City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	2,200,000	1.52	12/1/27	2,200,000

City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	500,000	1.52	6/1/32	500,000

				6,140,000

Other Revenue Bonds - 4.4%

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	4.00	11/1/41	1,083,260

Crystal Governmental Fac. Rev.	397,193	5.10	12/15/26	398,278

Milaca Rev. (Edina Headquarters Proj.)	250,000	5.00	2/1/44	254,905

Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	165,000	4.00	6/1/29	180,989

Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	125,000	4.00	6/1/30	136,370

Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	250,000	4.00	6/1/31	271,360

Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	328,640

Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	175,217

Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	206,392

Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	266,586

MN Development Rev. Limited Tax Supported Comm. Board	1,000,000	6.00	12/1/40	1,062,240

MN Development Rev. Limited Tax Supported Comm. Board	2,000,000	6.25	12/1/30	2,131,440

Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	875,000	5.00	2/15/27	875,280

Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,801,680

St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	850,000	5.00	2/1/23	850,680

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	870,000	6.38	2/15/28	871,479

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	430,000	6.75	3/1/28	430,297

See accompanying notes to schedule of investments.

JUNE 30, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	720,000	6.50	3/1/29	728,784

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	929,000	7.00	2/15/28	931,285

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	753,000	7.50	2/15/28	754,017

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	180,000	5.00	9/1/19	180,623

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	185,000	5.00	3/1/20	187,590

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	220,000	5.00	9/1/20	225,267

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	225,000	5.00	3/1/21	232,445

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	1,000,000	5.00	9/1/26	1,030,360

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	930,000	5.00	3/1/29	956,644

St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,875,000	5.00	8/1/36	3,881,975

St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	3,000,000	5.00	12/1/36	3,037,920

Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	545,780

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,875,000

				28,892,783

Public Facilities - 0.2%

Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,371,513

Sales Tax Revenue - 1.2%

American Samoa Economic Development Authority Rev. 4, [1][1]	1,000,000	6.00	9/1/23	1,028,690

American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	2,114,960

Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	3,016,283

St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,617,280

				7,777,213

Single Family Mortgage - 16.3%

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	1,040,000	4.45	12/1/32	1,064,648

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	335,000	4.63	12/1/30	340,591

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	620,000	4.88	12/1/33	632,716

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	52,340	5.13	12/1/40	52,700

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	38,295	5.30	12/1/39	38,319

Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	375,000	4.45	12/1/27	390,825

Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	4,475	5.00	12/1/38	4,477

Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	42,211	5.25	12/1/40	42,523

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	3,230,000	4.40	7/1/32	3,281,325

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,477,617	3.15	6/1/49	2,520,356

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,746,558	3.30	3/1/48	4,860,855

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,868,138	3.30	5/1/48	3,961,283

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,992,438	3.45	3/1/49	2,050,378

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,959,777	3.60	1/1/49	2,026,566

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,745,935	3.75	11/1/48	1,814,166

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,650,000	4.45	7/1/31	2,735,913

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,400,000	4.70	1/1/31	1,422,932

MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	995,000	3.20	1/1/33	1,021,009

MN Hsg. Fin. Agy. Residential Hsg. Rev.	1,960,000	3.30	7/1/29	2,062,077

MN Hsg. Fin. Agy. Residential Hsg. Rev.	2,545,000	5.10	1/1/40	2,545,000

MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,470,000	3.63	7/1/25	1,495,166

MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,910,000	3.90	7/1/30	1,970,432

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,880,000	3.10	7/1/31	1,928,072

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,845,000	3.10	7/1/35	5,971,953

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,840,000	3.15	1/1/37	1,865,944

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,220,000	3.20	7/1/30	1,232,944

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	920,000	3.30	1/1/30	954,169

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,000,000	3.30	7/1/33	1,043,990

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	6,805,000	3.30	1/1/34	7,070,327

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,605,000	3.35	7/1/29	1,635,848

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,435,000	3.40	7/1/38	1,475,955

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	7,320,000	3.50	1/1/32	7,534,330

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,865,000	3.60	7/1/31	5,028,561

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,235,000	3.60	7/1/33	2,306,609

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	2,270,000	3.63	7/1/32	2,372,808

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,540,000	3.65	7/1/37	4,759,464

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	995,000	3.80	1/1/33	1,070,988

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,035,000	3.80	7/1/38	5,174,117

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,565,000	3.90	7/1/43	4,680,495

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	215,000	4.00	7/1/40	219,816

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,715,000	4.00	1/1/48	1,838,583

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,665,000	4.00	7/1/48	3,959,923

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	460,000	5.00	1/1/31	475,714

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	3,710,000	3.70	1/1/31	3,962,836

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	1,415,000	4.00	1/1/47	1,493,716

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	380,000	3.10	7/1/26	387,136

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	1,105,000	4.00	1/1/41	1,154,913

MN Hsg. Fin. Agy. Single Family Mtg. Rev.	30,000	4.90	7/1/29	30,000

MN Hsg. Fin. Agy. Single Family Mtg. Rev.	880,000	5.05	7/1/34	880,000

				106,843,468

Transportation - 0.3%

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,246,795

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	678,960

				1,925,755

Utility - 3.3%

Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,212,400

MN Municipal Power Agy. Electric Rev.	500,000	4.00	10/1/31	540,275

MN Municipal Power Agy. Electric Rev.	1,250,000	4.00	10/1/32	1,347,100

MN Municipal Power Agy. Electric Rev.	1,155,000	4.00	10/1/33	1,239,777

MN Municipal Power Agy. Electric Rev.	1,000,000	5.25	10/1/35	1,045,870

Northern Municipal Power Agy. Electric Rev.	695,000	5.00	1/1/31	763,972

Rochester Electric Utility Rev.	500,000	5.00	12/1/42	586,515

Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,152,350

St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	924,768

St. Paul Hsg. & Redev. Auth.	880,000	4.00	10/1/31	968,950

St. Paul Hsg. & Redev. Auth.	650,000	4.00	10/1/33	710,158

St. Paul Hsg. & Redev. Auth.	800,000	4.00	10/1/37	860,120

St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	1,250,000	5.45	8/1/28	1,288,462

Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	705,498

Western MN Municipal Power Agy. Rev.	1,750,000	5.00	1/1/36	1,976,608

Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	5,310,428

				21,633,251

Total Municipal Bonds (cost: $587,263,106)				607,212,753

See accompanying notes to schedule of investments.

JUNE 30, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Investment Companies - 1.0%

Delaware Investments Minnesota Municipal Income Fund II (VMM)	334,436	4,300,847

Nuveen Minnesota Municipal Income Fund (NMS)	159,408	2,183,890

Total Investment Companies (cost: $7,237,880)		6,484,737

Total Investments in Securities - 93.9% (cost: $594,500,986)		613,697,490

Other Assets and Liabilities, net - 6.1%		39,629,004

Total Net Assets - 100.0%		$653,326,494

[1]

Variable rate security. Rate disclosed is as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2019 was $2,808,195 and represented 0.4% of net assets.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2019 was $13,318,944 and represented 2.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2019 was $1,470,768 and represented 0.2% of net assets.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2019, 3.6% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2019 was $33,106,460 and represented 5.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2019 was $15,891,621 and represented 2.4% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2019 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	607,212,753	—	607,212,753
Investment Companies	6,484,737	—	—	6,484,737

	6,484,737	607,212,753	—	613,697,490

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2019

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Funds used futures traded on a U.S. exchange. Risks of entering into futures contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2019 (Continued)

During the three months ended June 30, 2019, the average volume of derivative activity was as follows:

		Average	Average
	Average	Premium	Notional
	Cost	Received	Amount
Quality Income Fund
Written Call options	$—	$74,477	$17,192,500
Treasury Futures	—	—	9,629,735
Tax-Free Income Fund
Treasury Futures	—	—	38,678,289
Minnesota Tax-Free Income Fund
Treasury Futures	—	—	12,464,430

  The number of open futures contracts outstanding as of June 30, 2019 also serve as indicators of the volume of activity for the Fund throughout the period.

  Balance Sheet - Values of derivatives as of June 30, 2019.

	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
Quality Income Fund
Treasury Futures	—	$41,022
Tax-Free Income Fund
Treasury Futures	—	487,441
Minnesota Tax-Free Income Fund
Treasury Futures	—	—

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and

JUNE 30, 2019	32

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2019 (Continued)

liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of June 30, 2019 is included with the Funds’ schedule of investments.

At June 30, 2019, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

				Cost (Proceeds)
	Unrealized	Unrealized	Net Unrealized	of Investments
	Appreciation	Depreciation	Appreciation (Depreciation)	on a Tax Basis
Quality Income - Investments	$989,879	($63,099)	$926,780	$81,238,447
Tax-Free Income - Investments	13,147,405	(14,936,047)	(1,788,642)	252,198,109
Minnesota Tax-Free Income - Investments	21,729,555	(2,533,051)	19,196,504	594,500,986